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SUTHERLAND                                           1275 Pennsylvania Ave., NW
 ASBILL &                                            Washington, DC  20004-2415
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ATTORNEYS AT LAW                                               fax 202.637.3593
                                                                 www.sablaw.com

CATHERINE S. WOOLEDGE
DIRECT LINE: 202.383.0446
Internet: cwooledge@sablaw.com



                                February 2, 2001





VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.

Washington, D.C.  20549

                           RE:      Market Street Fund
                           (File Nos. 2-98755, 811-4350)

Commissioners:

         On behalf of Market Street Fund (the "Fund"), we hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the form of prospectus for the Fund's series does not differ from the form of prospectus contained in Post-Effective Amendment No. 29 to Form N-1A to the Company's Registration Statement. The Post-Effective Amendment was filed electronically with the Securities and Exchange Commission on January 26, 2001 via EDGARLink.

         If you have any questions or comments, please call the undersigned at
(202) 383-0446 or Stephen E. Roth at (202) 383-0158.

                                                   Sincerely,

                                                   /s/ Catherine S. Wooledge
                                                  ----------------------------
                                                       Catherine S. Wooledge


cc:   James Bernstein, Esq.
      Stephen E. Roth, Esq.



   CSW/tjr